Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets	COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average useful lives
		December 31,
		2017	2016
Original cost :
Technology	11	$244,352	$234,081
Customer relations	12	114,696	169,695
Trademarks and other	14	160,917	161,019
		519,965	564,795
Accumulated amortization:
Technology		191,866	172,649
Customer relations		89,982	157,179
Trademarks and other		132,429	125,566
		414,277	455,394
Amortized cost		$105,688	$109,401

Estimated Aggregate Amortization Expense	The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2018		$29,056
2019		27,152
2020		22,317
2021		7,734
2022	and after	19,429
		105,688

Schedule Of Goodwill	Changes in goodwill during 2017 were as follows:

2017
Balance, at January 1	$616,997
Additions (1)	26,012
Net translation differences (2)	3,706
Balance, at December 31	$646,715

(1)	See Note 1(C).
(2)
Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.